Interim Condensed Consolidated Statements of Income (Loss) (Unaudited) - CAD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Sales	$ 593,134	$ 670,165
Cost of goods sold	323,997	457,941
GROSS MARGIN	269,137	212,224
Administrative	(39,953)	(40,803)
Selling and marketing	(46,959)	(61,704)
Other operating expenses	(19,911)	(35,765)
Finance costs	(21,853)	(23,546)
Unrealized gain of derivative instruments and other	77,349	(241,999)
Realized loss of derivative instruments	(134,446)	(79,932)
Other expenses, net	(632)	(740)
Profit (loss) from continuing operations before income taxes	82,732	(272,265)
Provision for (recovery of) income taxes	634	(2,294)
PROFIT (LOSS) FROM CONTINUING OPERATIONS	82,098	(269,971)
Loss from discontinued operations	(2,948)	(5,189)
PROFIT (LOSS) FOR THE PERIOD	79,150	(275,160)
Shareholders of Just Energy	82,095	(269,951)
Discontinued operations	(2,948)	(5,189)
Non-controlling interest	$ 3	$ (20)
Basic (in CAD per share)	$ 0.52	$ (1.82)
Diluted (in CAD per share)	0.43	(1.82)
Basic (in CAD per share)	(0.02)	(0.03)
Diluted (in CAD per share)	(0.02)	(0.03)
Basic (in CAD per share)	0.50	(1.85)
Diluted (in CAD per share)	$ 0.41	$ (1.85)